Share-based Compensation - Summary of Share Activity Under the Plan (Details) - Limited Liability Company Profit Interests Plan [Member] - Incentive Units [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	2,815,273	5,676,896
Vested	(2,113,766)	(2,861,623)
Forfeited	(137,235)	0
Ending Balance	564,272	2,815,273